Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Interest expense	$ 443	$ 431	$ 1,341	$ 1,356
Cost of revenue [Member]
Related Party Transaction [Line Items]
Royalty expense	513	832	1,963	2,522
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	442	431	1,323	1,356
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	308	300	932	955
Other expense	$ 41	$ 59	$ 176	$ 173